Inventories (Details) - ARS ($)	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Inventories	$ 13,421,000,000	$ 17,523,000,000
Crops [Member]
Statement [Line Items]
Inventories	6,177,000,000	11,684,000,000
Materials And Supplies [Member]
Statement [Line Items]
Inventories	6,952,000,000	5,839,000,000
Sugarcane [Member]
Statement [Line Items]
Inventories	292	0
Agricultural Inventories [Member]
Statement [Line Items]
Inventories	13,421,000,000	17,523,000,000
Total Inventories [Member]
Statement [Line Items]
Inventories	$ 13,421,000,000	$ 17,523,000,000